Rule 497(e)

File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-5795	PremierSolutions Standard (Series A)

Supplement dated September 9, 2022 to your Prospectus

FUND NAME CHANGE

Effective immediately, the following name change will be made to your Prospectus:

Current Name	New Name
BlackRock U.S. Government Bond Portfolio	BlackRock Impact Mortgage Fund

As a result of this change, all references to the Current Name in your Prospectus will be deleted and replaced with the New Name.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.